PIMCO Enhanced Short Maturity Active Exchange-Traded Fund Annual Fund Operating Expenses - PIMCO Enhanced Short Maturity Active Exchange-Traded Fund - PIMCO Enhanced Short Maturity Active Exchange-Traded Fund
	Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Other Expenses (as a percentage of Assets):	0.01%	[1]
Expenses (as a percentage of Assets)	0.36%

[1]	“Other Expenses” include interest expense of 0.01%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses are 0.35%.